SCHEDULE OF MOVEMENTS OF MEZZANINE EQUITY RELATED TO SENIOR CONVERTIBLE PREFERRED SHARES (Details) ¥ in Thousands, $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Senior Convertible Preferred Shares And Warrants
Balance				¥ 695,647
Issuance of senior convertible preferred shares	$ 165.0			163,072
Settlement of subscription receivable from preferred shareholders				442,195
Conversion to Class A ordinary shares				(1,300,914)
Balance